Share capital - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Common Shares
Share capital
Common shares, shares outstanding	63,041,500	61,831,753
Number of shares represented three ADSs	40
Class A Common Shares | 2022 Repurchase Plan
Share capital
Share repurchased under repurchase plan	1,176,467		182,313
Class A Common Shares | 2022 Repurchase Plan and 2023 Repurchase Plan
Share capital
Share repurchased under repurchase plan		1,706,493
Class A Common Shares | 2023 Repurchase Plan
Share capital
Share repurchased under repurchase plan	1,927,880
Share repurchase	1,215,547
Number of shares represented three ADSs	40
Class B Common Shares
Share capital
Common shares, shares outstanding	17,000,189	17,000,189
American Depositary Shares | 2022 Repurchase Plan
Share capital
Share repurchased under repurchase plan	88,235		13,673
American Depositary Shares | 2022 Repurchase Plan and 2023 Repurchase Plan
Share capital
Share repurchased under repurchase plan		127,987
American Depositary Shares | 2023 Repurchase Plan
Share capital
Share repurchased under repurchase plan	144,591
Share repurchase	91,166